Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of licensing revenue

	2023 A$’000	2022 A$’000	2021 A$’000

Licensing revenue	—	—	15,183

Summary of disaggregation of revenue from contracts with customers
The disaggregation of revenue from contracts with customers is as follows:

	2023 A$’000	2022 A$’000	2021 A$’000

Geographical regions
China	—	—	10,006
Sweden	—	—	5,177

	—	—	15,183

Timing of revenue recognition
Licensing revenue at a point in time	—	—	15,183